Deferred charges, net (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Deferred charges, net [Abstract]
Deferred charges	$ 443,394	$ 0
Dry-docking costs	784,474
Accumulated amortization	$ 341,080	$ 0